COMMITMENTS AND CONTINGENCIES (Detail Textuals) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 14, 2013 sqft	Jun. 15, 2013 sqft	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jun. 21, 2014 James A. Hayward Employment agreement
Commitments and Contingencies [Line Items]
Area of property under operating lease	30,000	30,000
Extended operating lease for two additional period	3 years	3 years
Base rent during initial lease term per annum	$ 449,142	$ 449,142			$ 2,850
Total lease rental expenses			125,268	82,033	380,251	226,581	352,867	244,192	144,118
Reduced amount of salary										50,000
Threshold amount of sale for two consecutive quarters										$ 3,000,000